RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (Note 3):

(in thousands of $)	June 30, 2013	December 31, 2012
Amounts due from:
Frontline Charterers	—	51,788
Frontline	652	810
Deep Sea	—	1,305
Seadrill	300	300
Other related parties	137	—
Total amount due from related parties	1,089	54,203
Loans to related parties - associated companies, long-term
SFL West Polaris	108,377	67,010
SFL Deepwater	134,151	154,874
SFL Hercules	136,063	—
SFL Linus	195,000	—
Total loans to related parties - associated companies, long-term	573,591	221,884
Amounts due to:
Frontline Charterers	815	804
Frontline Management	1,059	815
Bluelot	5,108	3,802
Corte Real	5,062	3,756
Other related parties	164	50
Total amount due to related parties	12,208	9,227

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	6 months ended	6 months ended	Year ended
Payments (in millions of $)	June 30, 2013	June 30, 2012	December 31, 2012
Operating lease income	9.1	10.3	20.7
Direct financing lease interest income	28.5	30.0	59.2
Finance lease service revenue	26.7	33.1	64.8
Direct financing lease repayments	24.2	27.2	52.8